Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 610,340	¥ 419,173
Financial instruments, Amounts not offset	(196,423)	(182,288)
Collateral of financial instruments, Amounts not offset	(206,087)	(105,201)
Net amount	207,830	131,685
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	456,257	497,198
Financial instruments, Amounts not offset	(196,423)	(182,288)
Collateral of financial instruments, Amounts not offset	(97,794)	(111,283)
Net amount	¥ 162,040	¥ 203,627